SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning of year	$ 5,946	$ 7,773	$ 7,843
Provision	1,465	750	2,002
Deductions	(951)	(2,577)	(2,072)
End of year	$ 6,460	$ 5,946	$ 7,773